STOCK OPTIONS AND WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Valuation Assumptions

Expected term 2.5 years

Expected volatility 117.09%

Risk free interest rate 0.77%

Expected dividend yield 0.00%

Expected term 3.25 years

Expected volatility 160.52%

Risk free interest rate 0.77%

Expected dividend yield 0.00%

Expected term 5 years

Expected volatility 161.31%

Risk free interest rate 1.35%

Expected dividend yield 0.00%

Schedule of Award Activity
	Options	Weighted Average Remaining Life	Weighted Average Exercise Price	Aggregate Intrinsic Value	Warrants	Weighted Average Remaining Life	Weighted Average Exercise Price	Aggregate Intrinsic Value

Outstanding at December 31, 2014	2,953,000	4.22	$0.42	$543,625	5,778,000	2.91	$0.81	$545,230

Three months ended March 31, 2015:
Granted	1,000,000		0.45		-
Exercised	-				(400,000)		$0.06
Forfeited and cancelled	-				-

Outstanding at March 31, 2015	3,953,000	4.32	$0.43	$365,094	5,378,000	2.78	$0.86	$249,963

		Weighted	Weighted	Aggregate		Weighted	Weighted	Aggregate
		Average	Average	Intrinsic		Average	Average	Intrinsic
	Options	Remaining Life	Exercise Price	Value	Warrants	Remaining Life	Exercise Price	Value

Outstanding at December 31, 2013	1,989,000	4.19	$ 0.17	$ 701,345	1,528,000	2.51	$ 0.14	$ 590,680

Year ended December 31, 2014:
Granted	1,466,000		0.60		4,550,000		$ 1.00
Exercised	(500,000)		0.15		(300,000)		$ 0.29
Forfeited and cancelled	-				-

Outstanding at December 31, 2014	2,953,000	4.22	$ 0.42	$ 543,625	5,778,000	2.91	$ 0.81	$ 545,230

Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Valuation Assumptions

Expected term                       5 years

Expected volatility             162.35% - 186.00%

Risk free interest rate             1.58% - 2.13%

Expected dividend yield         0.00%

Expected term                       5 years

Expected volatility             185.66%

Risk free interest rate             1.46%

Expected dividend yield         0.00%

Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Valuation Assumptions

Expected term                       3 years

Expected volatility             173.03%

Risk free interest rate             0.88%

Expected dividend yield         0.00%

Expected term                       5 years

Expected volatility             173.03%

Risk free interest rate             0.88%

Expected dividend yield         0.00%

Expected term                       4 years

Expected volatility             169.51%

Risk free interest rate             1.63%

Expected dividend yield         0.00%